CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues
Total revenues	$ 15,338,176	$ 16,120,797	$ 15,658,704
Cost of revenues (excluding depreciation and amortization separately disclosed below) (See Note 13)
Total cost of revenues	10,835,917	10,413,064	9,951,884
Operating expenses
Sales and marketing (See Note 14)	5,478,876	3,896,073	3,266,790
Product development	2,323,759	2,287,488	2,920,824
Depreciation and amortization	1,719,327	3,060,269	3,664,376
General and administrative	6,689,128	7,239,847	7,615,588
Goodwill Impairment (See Note 7)	0	0	2,000,000
Long-lived assets impairment (See Note 5 and 8)	3,200,089	1,590,371	0
Foreign exchange loss (gain), net	123,274	(26,003)	103,744
Total operating expenses	19,534,453	18,048,045	19,571,322
Operating loss	(15,032,194)	(12,340,312)	(13,864,502)
Other income (expense), net
Interest income	923,692	1,334,610	1,952,345
Interest income on income tax refunds	77,764	613,698	44,529
Promissory note impairment (See Note 9)	0	0	(1,100,000)
Gain on sale of investment (See Note 6)	0	2,740,940	0
Gain on sale of equity method investee (See Note 6)	0	0	1,292,168
Miscellaneous income	232,959	26,884	125,679
Total other income, net	1,234,415	4,716,132	2,314,721
Loss before income taxes and equity in net loss of equity method investees	(13,797,779)	(7,624,180)	(11,549,781)
Income tax benefit (expense) (See Note 17)	(14,791)	152,774	33,248
Equity in net earnings (loss) of equity method investees	0	0	84,310	[1]
Net loss	$ (13,812,570)	$ (7,471,406)	$ (11,432,223)
(Loss) earnings per share - basic (in dollars per share)	$ (1.000)	$ (0.542)	$ (0.828)
(Loss) earnings per share - diluted (in dollars per share)	$ (1.000)	$ (0.542)	$ (0.828)
Weighted average number of equity shares - basic (in shares)	13,795,178	13,795,178	13,795,178
Weighted average number of equity shares - diluted (in shares)	13,795,178	13,795,178	13,795,178
Other comprehensive income (loss)
Foreign currency translation adjustment and total other comprehensive income (loss)	$ (428,721)	$ (2,857,261)	$ (2,254,312)
Comprehensive loss attributable to shareholders	(14,241,291)	(10,328,667)	(13,686,535)
India Online Business [Member]
Revenues
Service Revenue	13,095,126	13,368,042	12,527,464
Cost of revenues (excluding depreciation and amortization separately disclosed below) (See Note 13)
Cost of service revenue	8,854,598	8,330,948	7,470,935
Us Publishing Business [Member]
Revenues
Service Revenue	2,243,050	2,752,755	3,131,240
Cost of revenues (excluding depreciation and amortization separately disclosed below) (See Note 13)
Cost of service revenue	$ 1,981,319	$ 2,082,116	$ 2,480,949
American Depositary Shares [Member]
Other income (expense), net
(Loss) earnings per share - basic (in dollars per share)	$ (0.500)	$ (0.271)	$ (0.414)
(Loss) earnings per share - diluted (in dollars per share)	$ (0.500)	$ (0.271)	$ (0.414)

[1]	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.